Note 2 - Going Concern (Narrative) (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Going Concern [Abstract]
Accumulated deficit	$ (132,386,958)		$ (132,386,958)		$ (125,752,956)	$ (116,602,778)
Cash and cash equivalents	430,606		430,606		1,760,455	364,549	$ 730,184
Net cash used in operating activities			(4,511,968)	$ (3,386,634)	(6,410,758)	(3,621,172)
Net loss	$ (3,633,020)	$ (2,734,431)	$ (6,634,168)	$ (4,931,748)	$ (10,429,839)	$ (11,631,394)